Long-lived Assets (Tables)	12 Months Ended
Jul. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment

	July 31,
	2014	2013
Buildings and Improvements	$-0-	$117,898
Furniture and Fixtures	13,078	23,452
Office Equipment	-0-	38,690
Lab Equipment	-0-	327,899
Total Property and Equipment	13,078	507,939
Less: Accumulated Depreciated	7,785	422,533
Property and Equipment, Net	$5,293	$85,406

Assets Held for Investment, Net
	July 31,
	2014	2013
Assets Held For Investment	$-0-	$960,726
Less: Accumulated Depreciation	-0-	289,954
Assets Held for Investment, Net	$-0-	$640,772